Other Income	12 Months Ended
Dec. 31, 2025
Other Income
Other Income

17. Other Income

	2025	2024	2023

	(€ in thousands)
Net gain on divestment of intellectual property	—	—	2,931
Grant income	441	640	75
Other income	—	—	5
Total	441	640	3,011

In January 2024, the Company entered into an agreement with RSRT that focuses on the design and development of editing oligonucleotides (“EONs”) using the Company’s Axiomer technology platform targeting the transcription factor Methyl CpG binding protein 2 (“MECP2”) and correcting mutations of interest. Under the agreement, RSRT awarded the Company up to € 1,015,000 as a research grant for the initial phase of the project that was received during 2024. Of this grant, € 441,000 was recognized as other income during 2025 and € 574,000 during 2024. As at December 31, 2025 work under this agreement has been completed. Therefore, the remaining other income related to this agreement has been recognized in 2025 while in 2024 the balance was recorded as deferred income.

As further described in Note 25, in December 2024, the Company expanded partnership with RSRT to include an additional $ 8,150,000 in funding from RSRT to support the advancement of the selected candidates into clinical trials. As at December 31, 2025 no amounts have been received under this agreement and the work has not yet commenced.

In December 2023, ProQR completed the divestment of its late-stage ophthalmic intellectual property assets, sepofarsen and ultevursen, to Théa. Under the terms of the agreement, ProQR received an initial payment of € 8,000,000. The Company incurred costs directly associated to the transaction amounting to € 5,069,000. The net gain on the divestment amounting to € 2,931,000 was recognized in other income. Costs directly associated to the transaction include the partial repayment of grant income received from Foundation Fighting Blindness (“FFB”) for the development of ultevursen (€ 1,117,000), financial advisory fees (€ 2,715,000), incentive payments (€ 913,000), assignment and success fees (€ 260,000), and other costs (€ 64,000).

In February, 2018, the Company entered into a partnership agreement with FFB, under which FFB agreed to provide funding of $ 7,500,000 for the preclinical and clinical development of ultevursen for Usher syndrome type 2A targeting mutations in exon 13. FFB grant income amounted to € nil in 2023 and no further income is expected.

Grant income in 2024 and 2023 further includes income from grants received from various institutions.